INVESTMENT IN BRAND CONTRACT, AT FAIR VALUE (Details 2) (USD $)	9 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2014	Jul. 25, 2014 EJ Manuel item	Sep. 30, 2014 EJ Manuel	Jul. 25, 2014 Brand Contracts EJ Manuel	May 02, 2014 Brand Contracts Vernon Davis item	Sep. 30, 2014 Brand Contracts Vernon Davis	Sep. 30, 2014 Brand Contracts Level 3	Sep. 30, 2014 Brand Contracts Level 3 Minimum	Sep. 30, 2014 Brand Contracts Level 3 Maximum	Sep. 30, 2014 Brand Contracts Level 3 Weighted average	Sep. 30, 2014 Brand Contracts Level 3 EJ Manuel	Sep. 30, 2014 Brand Contracts Level 3 Vernon Davis
Brand Contracts, at Estimated Fair Value:
Brand contract fair value							$ 8,902,342
Changes in Level 3 assets measured at fair value
Purchases							8,975,000				4,975,000	4,000,000
Payments on Brand Contract							(535,768)				(18,914)	(516,854)
Realized Gain							(278,348)				(265,879)	(12,469)
Unrealized Gains							741,458				458,282	283,176
Ending Balance							8,902,342				5,148,489	3,753,853
Payment to acquire brand contract	8,975,000			4,975,000	4,000,000
Amount need to be held in escrow		248,750			200,000
Number of consecutive payments of brand amounts as limit to hold escrow deposit		6			6
Cash Receipts from Brand Contracts	535,768		18,914			516,854
Discount Rate (as a percent)								4.50%	20.00%	13.60%
Career Length								1 year	17 years	8 years 8 months 12 days
Comparable Player NFL								$ 500,000	$ 120,600,000	$ 37,100,000